Related Parties	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Parties
20.	Related Parties
Transactions disclosed within the other notes to the consolidated financial statements involve related parties which include Tiga Acquisition Corp (prior to the Business Combination), Tiga Sponsor LLC, Group Holdings, SVG, SVA, SVE, SV Parent, SV Cayman, SV Investments II, and SV Investments.
For the years ended December 31, 2022 and 2021, the Company paid advisor fees and out-of-pocket expenses amounting to $792 and $913 to two individuals who hold ownership interest in the Company, respectively.
See Note 9 and Note 17 for additional related party transactions with Catapult GP II and Catapult Goliath.